FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place, and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 21, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   [  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $138,181

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105      508     6700 SH       SOLE                     6700
Abbott Laboratories            COM              002824100     2166    59646 SH       SOLE                    59646
American Express Co.           COM              025816109     6416    38593 SH       SOLE                    38593
American Home Products         COM              026609107      280     7140 SH       SOLE                     7140
Amgen, Inc.                    COM              031162100      393     6550 SH       SOLE                     6550
Applied Materials, Inc.        COM              038222105    12616    99585 SH       SOLE                    99585
AptarGroup, Inc.               COM              038336103     2042    81255 SH       SOLE                    81255
Becton Dickinson & Co.         COM              075887109     3894   144555 SH       SOLE                   144555
Berkshire Hathaway Cl. B       COM              084670207     5331     2913 SH       SOLE                     2913
Biovail Corp.                  COM              09067J109      305     3250 SH       SOLE                     3250
Bristol-Myers Squibb Co.       COM              110122108      359     5600 SH       SOLE                     5600
Cardinal Health, Inc. (prev. R COM              14149Y108     1847    38576 SH       SOLE                    38576
Cisco Systems, Inc.            COM              17275R102     9642    90009 SH       SOLE                    90009
Clorox Co.                     COM              189054109      474     9400 SH       SOLE                     9400
Coca-Cola Co.                  COM              191216100     9344   160405 SH       SOLE                   160405
Cognex Corp.                   COM              192422103     4713   120835 SH       SOLE                   120835
Colgate-Palmolive Co.          COM              194162103      488     7500 SH       SOLE                     7500
Exxon Mobil Corp.              COM              30231G102      235     2920 SH       SOLE                     2920
Federal Home Loan Mortgage Cor COM              313400301     3764    79986 SH       SOLE                    79986
Federal National Mortgage Asso COM              313586109      455     7290 SH       SOLE                     7290
Gannett Co., Inc.              COM              364730101     2399    29407 SH       SOLE                    29407
General Electric Co.           COM              369604103     4977    32159 SH       SOLE                    32159
General Motors Corp.           COM              370442105     1921    26427 SH       SOLE                    26427
Gillette Co.                   COM              375766102     8163   198202 SH       SOLE                   198202
Greenpoint Financial Corp.     COM              395384100     1644    69060 SH       SOLE                    69060
Harley-Davidson, Inc.          COM              412822108     3524    55015 SH       SOLE                    55015
Home Depot, Inc.               COM              437076102      394     5736 SH       SOLE                     5736
Intel Corp.                    COM              458140100     6380    77514 SH       SOLE                    77514
International Business Machine COM              459200101      372     3448 SH       SOLE                     3448
Johnson & Johnson, Inc.        COM              478160104     4397    47150 SH       SOLE                    47150
Lear Corp.                     COM              521865105     2553    79791 SH       SOLE                    79791
McDonalds Corp.                COM              580135101      332     8246 SH       SOLE                     8246
Medtronic, Inc.                COM              585055106     3526    96760 SH       SOLE                    96760
Merck & Co., Inc.              COM              589331107     4565    67937 SH       SOLE                    67937
Microsoft Corp.                COM              594918104      709     6076 SH       SOLE                     6076
Network Associates, Inc.       COM              640938106     2759   103375 SH       SOLE                   103375
Nokia Corp. ADS                COM              654902204      229     1200 SH       SOLE                     1200
Oracle Systems                 COM              68389X105      422     3762 SH       SOLE                     3762
Paychex, Inc.                  COM              704326107      358     8944 SH       SOLE                     8944
Pfizer, Inc.                   COM              717081103      713    21990 SH       SOLE                    21990
Pitney Bowes, Inc.             COM              724479100     1855    38400 SH       SOLE                    38400
Schering-Plough Corp.          COM              806605101      703    16600 SH       SOLE                    16600
Starbucks Corp.                COM              855244109      734    30250 SH       SOLE                    30250
Symbol Technologies, Inc.      COM              871508107     4004    62994 SH       SOLE                    62994
Sysco Corp.                    COM              871829107     4543   114840 SH       SOLE                   114840
United Technologies Corp.      COM              913017109     3813    58656 SH       SOLE                    58656
Walt Disney Co.                COM              254687106     3225   110270 SH       SOLE                   110270
Warner-Lambert Co.             COM              934488107      858    10475 SH       SOLE                    10475
Wells Fargo & Co.              COM              949746101      614    15175 SH       SOLE                    15175
Wrigley, (Wm.) Jr. Co.         COM              982526105     1576    19000 SH       SOLE                    19000
Zixit Corp. (prev. CustomTrack COM              98974P100      646    16300 SH       SOLE                    16300